FINANCIAL EXPENSES (INCOME), NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest Expense [Abstract]
Interest on long-term bank loans	$ 0	$ 84	$ 129
Interest on bank deposits	(730)	(169)	(45)
Bank charges	38	38	53
Foreign exchange loss (gain), net	(13)	(375)	(1,024)
Financial expenses, net	$ (705)	$ (422)	$ (887)